UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6693

        Nuveen Select Tax-Free Income Portfolio 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Select Tax-Free Income Portfolio 3 (NXR) December 31, 2005

Principal		Optional Call
Amount (000)	Description	Provisions(1)	Ratings(2)	Value

	Alabama - 0.3%
$500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A-	$548,995

	Arizona - 0.4%
700	Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2001, 5.000%, 7/01/17	7/11 at 100.00	AAA	750,876
	(Pre-refunded 7/01/11) - AMBAC Insured (3)

	California - 5.2%
2,105	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2002, 5.375%,	7/12 at 100.00	AAA	2,284,346
	7/01/21 - FSA Insured
3,350	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14	5/12 at 101.00	A2	3,798,264
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	3,374,340
	Series 2003A-1, 6.750%, 6/01/39
250	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2000,	8/10 at 101.00	AAA	272,510
	5.700%, 8/01/29 - FGIC Insured

8,705	Total California			9,729,460

	Colorado - 5.9%
2,265	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22 (3)	3/12 at 100.00	AA(3)	2,470,956
1,735	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22	3/12 at 100.00	AA	1,864,657
2,700	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	3,116,448
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	AAA	3,138,570
	Series 2003A, 5.000%, 12/01/24 - XLCA Insured
325	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A, 5.000%, 9/01/26 -	9/07 at 101.00	AAA	334,110
	MBIA Insured

10,025	Total Colorado			10,924,741

	Connecticut - 0.1%
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital Issue,	1/06 at 100.00	AAA	254,028
	Series 1992A, 6.625%, 7/01/18 - MBIA Insured

	District of Columbia - 0.1%
15	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/13 - MBIA Insured	6/06 at 100.00	AAA	15,034
235	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.500%, 6/01/10 - MBIA Insured	No Opt. Call	AAA	263,393

250	Total District of Columbia			278,427

	Florida - 5.0%
5,020	JEA St. John's River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17,	10/11 at 100.00	Aa2	5,316,381
	5.000%, 10/01/18
4,000	JEA, Florida, Subordinate Lien Electric System Revenue Bonds, Series 2002D, 4.625%, 10/01/22	10/07 at 100.00	Aa3	4,015,120

9,020	Total Florida			9,331,501

	Georgia - 0.5%
1,175	Atlanta, Georgia, Airport Facilities Revenue Bonds, Series 1990, 0.000%, 1/01/10 - MBIA Insured	No Opt. Call	AAA	936,240
	(Alternative Minimum Tax)

	Illinois - 19.1%
1,140	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted Housing	1/06 at 100.00	AA	1,155,242
	Development Revenue Refunding Bonds, Series 1992, 6.850%, 7/01/22
700	Chicago, Illinois, Special Facility Revenue Refunding Bonds, O'Hare International Airport, United Air Lines Inc.	No Opt. Call	N/R	122,724
	Project, Series 2001C, 6.300%, 5/01/16 (4)
1,930	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B, 5.750%, 5/15/16	5/11 at 101.00	A-	2,064,656
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%, 9/01/31 -	9/15 at 100.00	AA	2,216,661
	RAAI Insured
4,460	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project, Series 1985A,	8/11 at 103.00	Aa1	4,864,834
	5.500%, 8/01/20
1,500	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series 1992C, 6.250%,	No Opt. Call	N/R(3)	1,840,980
	4/15/22 (3)
4,000	Illinois Health Facilities Authority, Revenue Bonds, Franciscan Sisters Healthcare Corporation, Series 1992B,	9/06 at 100.00	AAA	4,085,720
	6.625%, 9/01/13 (Pre-refunded 9/01/06) - MBIA Insured (3)
2,225	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002,	1/13 at 100.00	A2	2,482,833
	6.250%, 1/01/17
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,981,865
2,000	Illinois, Sales Tax Revenue Bonds, Series 1997X, 5.600%, 6/15/17	6/07 at 101.00	AAA	2,080,240
6,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	6,318,657
	Project, Series 2002B, 5.000%, 6/15/21 - MBIA Insured
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 - FGIC Insured	12/14 at 100.00	AAA	1,392,131
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/22 - RAAI Insured	12/11 at 100.00	AA	1,023,230

34,140	Total Illinois			35,629,773

	Indiana - 6.5%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage Revenue	7/14 at 100.00	AAA	1,052,870
	Bonds, Series 2004, 5.000%, 7/15/22 - FGIC Insured
3,500	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001,	9/11 at 100.00	A+	3,633,665
	5.375%, 9/15/22
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital,	No Opt. Call	AAA	2,959,425
	Series 1993, 7.000%, 8/15/15 - FSA Insured
2,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.250%,	7/12 at 100.00	AAA	2,189,200
	7/01/33 (Pre-refunded 7/01/12) - MBIA Insured (3)
2,295	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds, Series 2005,	7/15 at 100.00	AAA	2,256,467
	4.375%, 7/15/25 - MBIA Insured

11,295	Total Indiana			12,091,627

	Iowa - 3.9%
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
3,850	5.300%, 6/01/25 (Pre-refunded 6/01/11) (3)	6/11 at 101.00	AAA	4,186,374
2,850	5.600%, 6/01/35 (Pre-refunded 6/01/11) (3)	6/11 at 101.00	AAA	3,140,672

6,700	Total Iowa			7,327,046

	Maine - 0.7%
1,200	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%, 7/01/19 -	7/09 at 101.00	AAA	1,305,192
	MBIA Insured

	Massachusetts - 0.8%
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates,	12/08 at 102.00	BBB	1,009,230
	Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc.,	7/11 at 101.00	AA-	551,805
	Series 2001C, 6.000%, 7/01/17

1,500	Total Massachusetts			1,561,035

	Michigan - 5.1%
400	East Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2000, 5.625%,	5/10 at 100.00	AA(3)	435,212
	5/01/30 (Pre-refunded 5/01/10) (3)
4,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 1996C, 5.950%,	6/06 at 102.00	AA+	4,102,120
	12/01/17
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group,	12/12 at 100.00	AA-	3,058,137
	Series 2002C, 5.375%, 12/01/30
235	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group,	2/06 at 100.00	BB-	235,127
	Series 1993A, 6.500%, 8/15/18
1,600	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, Unlimited Tax General	5/09 at 100.00	AA	1,649,920
	Obligation School Building and Site Bonds, Series 1999, 4.750%, 5/01/18

9,135	Total Michigan			9,480,516

	Mississippi - 0.4%
725	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare,	9/14 at 100.00	N/R	734,780
	Series 2004B-1, 5.000%, 9/01/24

	Nebraska - 1.9%
3,500	Nebraska Public Power District, General Revenue Bonds, Series 2002B, 5.000%, 1/01/33 - AMBAC Insured	1/13 at 100.00	AAA	3,632,860

	Nevada - 4.9%
4,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project,	1/10 at 100.00	AAA	4,192,520
	First Tier, Series 2000, 5.375%, 1/01/40 - AMBAC Insured
1,680	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 - FGIC Insured	6/12 at 100.00	AAA	1,829,302
2,830	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 (Pre-refunded 6/01/12) -	6/12 at 100.00	AAA	3,135,329
	FGIC Insured (3)

8,510	Total Nevada			9,157,151

	New Hampshire - 0.4%
675	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Bonds, Series 2001A, 5.600%,	5/11 at 100.00	Aa2	683,566
	7/01/21 (Alternative Minimum Tax)

	New Jersey - 0.6%
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	1,085,350
	Series 2003, 6.250%, 6/01/43

	New Mexico - 2.2%
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%, 1/01/25 -	7/14 at 100.00	AAA	4,020,960
	FSA Insured

	New York - 3.5%
1,835	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds,	No Opt. Call	A2	2,005,490
	City University System, Series 1990C, 7.500%, 7/01/10
2,335	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.375%, 9/01/21	9/11 at 100.00	A-	2,499,337
35	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18	2/06 at 100.00	A+	35,099
1,850	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/10 at 100.00	AA-	1,983,385
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/15

6,055	Total New York			6,523,311

	North Carolina - 4.2%
5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	5,387,950
	1/01/18 - MBIA Insured
2,345	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 7/01/16 -	7/11 at 101.00	AAA	2,517,217
	FSA Insured

7,345	Total North Carolina			7,905,167

	Oklahoma - 1.7%
3,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004, 5.000%,	2/14 at 100.00	AA	3,108,210
	2/15/24

	Pennsylvania - 2.4%
2,435	Dauphin County Industrial Development Authority, Pennsylvania, Water Development Revenue Refunding	No Opt. Call	A-	2,962,056
	Bonds, Dauphin Consolidated Water Supply Company, Series 1992B, 6.700%, 6/01/17
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2003,	7/13 at 100.00	BBB+	525,215
	5.250%, 7/15/24
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia Airport	7/11 at 101.00	AAA	1,075,060
	System Project, Series 2001A, 5.500%, 7/01/17 - FGIC Insured (Alternative Minimum Tax)

3,935	Total Pennsylvania			4,562,331

	South Carolina - 3.2%
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement	11/13 at 100.00	A	1,661,505
	Bonds, Series 2003, 6.000%, 11/01/18
1,500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A,	8/14 at 100.00	AAA	1,618,530
	5.250%, 8/15/20 - MBIA Insured
2,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours	11/12 at 100.00	A-	2,644,150
	Health System Inc., Series 2002A, 5.625%, 11/15/30

5,500	Total South Carolina			5,924,185

	South Dakota - 1.1%
1,010	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series 2002, 5.125%,	7/12 at 101.00	AAA	1,056,884
	7/01/27 - AMBAC Insured
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2004A,	11/14 at 100.00	A+	1,045,590
	5.250%, 11/01/34

2,010	Total South Dakota			2,102,474

	Tennessee - 1.1%
2,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist	4/12 at 101.00	Baa3	2,128,500
	Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

	Texas - 15.5%
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series	1/15 at 100.00	AAA	1,536,600
	2005, 5.000%, 1/01/45 - FGIC Insured
3,755	Grand Prairie Industrial Development Authority, Texas, Industrial Development Revenue Refunding Bonds,	12/12 at 100.00	A-	3,763,937
	Baxter International Inc. Project, Series 1992, 6.550%, 12/01/12
2,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	11/13 at 100.00	AAA	2,575,300
	Project, Series 2003, 5.000%, 11/15/30 - MBIA Insured
3,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002B, 5.500%, 7/01/18 - FSA Insured	7/12 at 100.00	AAA	3,258,120
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds,	2/12 at 100.00	AAA	3,215,250
	Series 2002A, 5.000%, 2/15/32
	Killeen Independent School District, Bell County, Texas, General Obligation Bonds, Series 1998:
1,425	5.000%, 2/15/14 (Pre-refunded 2/15/08) (3)	2/08 at 100.00	AAA	1,475,759
400	5.000%, 2/15/14	2/08 at 100.00	AAA	412,212
5,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Refunding Bonds, Baylor	5/06 at 102.00	AA-	5,105,900
	Healthcare System, Series 1995, 5.250%, 5/15/16
4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A,	10/12 at 100.00	AA	5,074,900
	5.500%, 10/01/17 - RAAI Insured
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%, 8/01/42	8/13 at 100.00	Aa1	1,781,605
	(Alternative Minimum Tax)
500	Victoria, Texas, General Obligation Bonds, Series 2001, 5.000%, 8/15/23 - FGIC Insured	8/11 at 100.00	AAA	525,070

27,705	Total Texas			28,724,653

	Utah - 0.9%
1,710	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1996D, 5.000%, 7/01/21	7/06 at 102.00	A+	1,742,182

	Wisconsin - 1.4%
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA-	2,611,000

$174,765	Total Investments (cost $176,470,058) - 99.0%			184,796,137

	Other Assets Less Liabilities - 1.0%			1,773,642

	Net Assets - 100%			$186,569,779

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(3)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(4)	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $176,414,619.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$9,043,651
Depreciation	(662,133)

Net unrealized appreciation (depreciation) of investments	$8,381,518

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.